Securities at fair value through other comprehensive income and securities at amortized cost - Gain or loss on disposal of securities at fair value through other comprehensive income and securities at amortized cost (Details) - KRW (₩)
₩ in Millions
		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020
Gain or loss on disposal of financial assets at fair value through other comprehensive income and securities at amortized cost [Abstract]
Gain on disposal of financial assets at fair value through other comprehensive income		₩ 131,189	₩ 301,920
Loss on disposal of financial assets at fair value through other comprehensive income		(45,593)	(28,127)
Gain on disposal of securities at amortized cost	[1]	24	42
Loss on disposal of securities at amortized cost	[1]	(343)	(67)
Total		₩ 85,277	₩ 273,768

[1]	The issuers of those securities have exercised the early redemption options and the others.